UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21178

Name of Fund: BlackRock Insured Municipal Income Trust (BYM)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Insured Municipal Income Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2008

Date of reporting period: 03/01/2008 – 05/31/2008

Item 1 – Schedule of Investments

BlackRock Insured Municipal Income Trust
Schedule of Investments May 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
Alabama - 0.6%	Jefferson County, Alabama, Limited Obligation School Warrants,
	Series A, 4.75%, 1/01/25	$2,800	$2,408,924
Arizona - 2.3%	Phoenix, Arizona, Civic Improvement Corporation, Excise Tax
	Revenue Bonds (Civic Plaza Expansion Project),
	Sub-Series A, 5%, 7/01/41 (a)	5,000	5,023,450
	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue
	Bonds, 5%, 12/01/37	4,000	3,540,160
			8,563,610
California - 30.9%	Arcadia, California, Unified School District, Capital Appreciation, GO
	(Election of 2006), Series A, 4.96%, 8/01/39 (b)(c)	2,000	352,960
	California Infrastructure and Economic Development Bank, First Lien
	Revenue Bonds (Bay Area Toll Bridges Retrofit), Series A, 5%,
	1/01/28 (d)(e)	10,100	10,945,168
	California State Department of Water Resources, Power Supply
	Revenue Bonds, Series A, 5.375%, 5/01/12 (e)	14,000	15,417,780
	Coast Community College District, California, GO, Refunding
	(Election of 2002), Series C, 5.504%, 8/01/13 (b)(c)	7,450	5,713,554
	Coast Community College District, California, GO, Refunding
	(Election of 2002), Series C, 5.39%, 8/01/36 (b)(c)	4,200	910,896
	Fresno, California, Unified School District, GO
	(Election of 2001), Series E, 5%, 8/01/30 (b)	1,100	1,136,421
	Golden State Tobacco Securitization Corporation of California,
	Tobacco Settlement Revenue Bonds, Series A-1,
	6.625%, 6/01/13 (e)	6,500	7,424,170
	Golden State Tobacco Securitization Corporation of California,
	Tobacco Settlement Revenue Bonds, Series A-1,
	6.75%, 6/01/13 (e)	14,500	16,644,115
	Los Angeles, California, Municipal Improvement Corporation, Lease
	Revenue Bonds, Series B1, 4.75%, 8/01/37 (a)	4,000	3,913,200
	Metropolitan Water District of Southern California, Waterworks
	Revenue Bonds, Series B-1, 5%, 10/01/33 (a)	17,500	17,801,875
	Monterey Peninsula Community College District, California, GO,
	CABS, Series C, 5.15%, 8/01/31 (b)(c)	13,575	3,724,980
	Monterey Peninsula Community College District, California, GO,
	CABS, Series C, 5.16%, 8/01/32 (b)(c)	14,150	3,683,245
	Orange County, California, Sanitation District, COP,
	Series B, 5%, 2/01/31 (b)	2,500	2,552,750
	Rancho Cucamonga, California, Redevelopment Agency, Tax
	Allocation Refunding Bonds (Rancho Redevelopment Project), Series
	A, 5%, 9/01/34 (f)	500	501,800
Portfolio Abbreviations
To simplify the listings of BlackRock Insured Municipal Income Trust's portfolio holdings in the Schedule of
Investments, we have abbreviated the names of many of the securities according to the list below.

AMT	Alternative Minimum Tax (subject to)	GO	General Obligation Bonds
CABS	Capital Appreciation Bonds	IDA	Industrial Development Authority
COP	Certificates of Participation	PCR	Pollution Control Revenue Bonds
EDA	Economic Development Authority

BlackRock Insured Municipal Income Trust
Schedule of Investments May 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
	Sacramento, California, Unified School District, GO (Election of
	2002), 5%, 7/01/30 (f)	$2,700	$2,771,145
	San Joaquin Hills, California, Transportation Corridor Agency, Toll
	Road Revenue Refunding Bonds, Series A, 5.45%, 1/15/31 (c)(f)	53,000	13,759,860
	University of California Revenue Bonds, Series O, 5%,
	9/01/10 (a)(e)	9,000	9,615,690
			116,869,609
District of Columbia -	District of Columbia Tobacco Settlement Financing Corporation,
2.5%	Asset-Backed Revenue Refunding Bonds, 6.75%, 5/15/40	9,500	9,551,775
Florida - 9.4%	Florida State Department of Environmental Protection, Preservation
	Revenue Bonds, Series B, 5%, 7/01/27 (f)	7,500	7,648,575
	Highlands County, Florida, Health Facilities Authority, Hospital
	Revenue Bonds (Adventist Health System),
	Series C, 5.25%, 11/15/36	1,650	1,621,240
	Miami-Dade County, Florida, Aviation Revenue Bonds (Miami
	International Airport), Series B, 5%, 10/01/37 (a)	9,500	9,313,040
	Miami-Dade County, Florida, School Board, COP, Refunding,
	Series B, 5.25%, 5/01/31 (g)	3,700	3,771,484
	Miami-Dade County, Florida, School Board, COP, Refunding,
	Series B, 5%, 5/01/33 (g)	7,500	7,505,475
	Miami-Dade County, Florida, Special Obligation Revenue Bonds, Sub-
	Series A, 5.25%, 10/01/38 (c)(f)	25,520	4,530,821
	Miami, Florida, Special Obligation Revenue Bonds (Street and
	Sidewalk Improvement Program), 5%, 1/01/37 (f)	1,000	1,004,490
			35,395,125
Georgia - 3.1%	Atlanta, Georgia, Water and Wastewater Revenue Bonds, 5%,
	11/01/34 (b)	7,000	7,118,790
	Atlanta, Georgia, Water and Wastewater Revenue Bonds, 5%,
	11/01/37 (b)	4,475	4,543,512
			11,662,302
Illinois - 6.7%	Bolingbrook, Illinois, GO, Refunding, Series A, 4.75%,
	1/01/38 (f)	2,500	2,430,225
	Chicago, Illinois, Special Transportation Revenue Bonds, 5.25%,
	1/01/27 (d)(e)	11,550	12,086,498
	Illinois Municipal Electric Agency, Power Supply Revenue Bonds,
	Series A, 5.25%, 2/01/27 (a)(f)	5,000	5,182,800
	Metropolitan Pier and Exposition Authority, Illinois, Dedicated State
	Tax Revenue Refunding Bonds (McCormick Place Expansion), 5.50%,
	6/15/28 (c)(f)	15,000	5,435,100
			25,134,623
Louisiana - 1.5%	Louisiana State, Gas and Fuels Tax Revenue Bonds, Series A, 5%,
	5/01/35 (a)	5,450	5,510,113
Massachusetts - 3.6%	Massachusetts Bay Transportation Authority, Sales Tax Revenue
	Refunding Bonds, Senior Series A-2, 5.12%, 7/01/35 (c)	3,200	746,016
	Massachusetts State Turnpike Authority, Metropolitan Highway
	System Revenue Refunding Bonds, Sub-Series A, 5%, 1/01/39 (d)	13,000	12,938,900
			13,684,916

BlackRock Insured Municipal Income Trust
Schedule of Investments May 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
Michigan - 4.5%	Detroit, Michigan, Sewage Disposal System, Second Lien Revenue
	Bonds, Series B, 5%, 7/01/33 (a)(f)	$4,000	$4,010,360
	Detroit, Michigan, Sewage Disposal System, Second Lien Revenue
	Bonds, Series B, 5%, 7/01/36 (a)(f)	7,000	7,008,890
	Detroit, Michigan, Water Supply System Revenue Bonds, Senior Lien,
	Series A, 5%, 7/01/30 (a)	1,000	980,300
	Detroit, Michigan, Water Supply System Revenue Bonds, Senior Lien,
	Series A, 5%, 7/01/34 (f)	3,000	3,002,520
	Michigan State Hospital Finance Authority, Revenue Refunding Bonds
	(Henry Ford Health System), Series A, 5%, 11/15/38	2,000	1,886,720
			16,888,790
Nevada - 7.5%	Reno, Nevada, Sales and Room Tax Revenue Refunding Bonds
	(ReTrac-Reno Transportation Rail Access Corridor Project), Senior
	Lien, 5.125%, 6/01/12 (d)(e)	5,000	5,397,350
	Truckee Meadows, Nevada, Water Authority, Water Revenue Bonds,
	Series A, 5%, 7/01/11 (b)(e)	10,000	10,655,000
	Truckee Meadows, Nevada, Water Authority, Water Revenue Bonds,
	Series A, 5.125%, 7/01/11 (b)(e)	6,500	6,949,605
	Truckee Meadows, Nevada, Water Authority, Water Revenue Bonds,
	Series A, 5.25%, 7/01/11 (b)(e)	5,000	5,364,250
			28,366,205
New York - 1.8%	Metropolitan Transportation Authority, New York, Revenue Bonds,
	Series A, 5%, 11/15/31 (b)	6,450	6,647,176
Pennsylvania - 2.1%	Lebanon County, Pennsylvania, Health Facilities Authority, Hospital
	Revenue Bonds (Good Samaritan Hospital Project),
	6%, 11/15/35	2,500	2,504,525
	Philadelphia, Pennsylvania, Gas Works Revenue Bonds, 3rd Series,
	5.125%, 8/01/11 (b)(e)	5,200	5,577,104
			8,081,629
South Carolina - 5.0%	South Carolina Transportation Infrastructure Bank Revenue Bonds,
	Junior Lien, Series B, 5.125% due 10/01/2011 (d)(e)	10,000	10,748,400
	South Carolina Transportation Infrastructure Bank Revenue Bonds,
	Series A, 5%, 10/01/33 (d)	8,000	8,049,040
			18,797,440
Tennessee - 5.2%	Knox County, Tennessee, Health, Educational and Housing Facilities
	Board, Hospital Facilities Revenue Refunding Bonds (Covenant
	Health), Series A, 5.84%, 1/01/22 (b)(c)	11,705	5,556,715
	Knox County, Tennessee, Health, Educational and Housing Facilities
	Board, Hospital Facilities Revenue Refunding Bonds (Covenant
	Health), Series A, 5.88%, 1/01/23 (b)(c)	9,260	4,121,070
	Knox County, Tennessee, Health, Educational and Housing Facilities
	Board, Hospital Facilities Revenue Refunding Bonds (Covenant
	Health), Series A, 5.90%, 1/01/24 (b)(c)	8,500	3,554,275
	Knox County, Tennessee, Health, Educational and Housing Facilities
	Board, Hospital Facilities Revenue Refunding Bonds (Covenant
	Health), Series A, 5.91%, 1/01/25 (b)(c)	6,850	2,694,584

BlackRock Insured Municipal Income Trust
Schedule of Investments May 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
	Knox County, Tennessee, Health, Educational and Housing Facilities
	Board, Hospital Facilities Revenue Refunding Bonds (Covenant
	Health), Series A, 5.93%, 1/01/26 (b)(c)	$5,000	$1,842,600
	Knox County, Tennessee, Health, Educational and Housing Facilities
	Board, Hospital Facilities Revenue Refunding Bonds (Covenant
	Health), Series A, 5.07%, 1/01/41 (c)	10,000	1,291,800
	Tennessee Energy Acquisition Corporation, Gas Revenue Bonds,
	Series A, 5.25%, 9/01/26	650	636,500
			19,697,544
Texas - 28.8%	Coppell, Texas, Independent School District, GO, Refunding, 5.64%,
	8/15/30 (c)	10,030	3,186,832
	Dallas, Texas, Area Rapid Transit Revenue Refunding Bonds, Senior
	Lien, 5%, 12/01/11 (d)(e)	2,350	2,519,411
	Harris County-Houston Sports Authority, Texas, Revenue Refunding
	Bonds, Junior Lien, Series H, 5.811%, 11/15/38 (c)(f)	5,785	921,377
	Harris County-Houston Sports Authority, Texas, Revenue Refunding
	Bonds, Junior Lien, Series H, 5.826%, 11/15/39 (c)(f)	6,160	913,282
	Harris County-Houston Sports Authority, Texas, Revenue Refunding
	Bonds, Third Lien, Series A-3, 5.98%, 11/15/38 (c)(f)	26,890	4,335,744
	Harris County-Houston Sports Authority, Texas, Revenue Refunding
	Bonds, Third Lien, Series A-3, 5.99%, 11/15/39 (c)(f)	27,675	4,153,187
	Harris County, Texas, GO, Refunding, 5.49%, 8/15/25 (c)(f)	7,485	3,183,670
	Harris County, Texas, GO, Refunding, 5.20%, 8/15/28 (c)(f)	10,915	3,898,620
	Harris County, Texas, Toll Road Revenue Refunding Bonds, Senior
	Lien, 5%, 8/15/30 (b)	5,510	5,593,091
	Lewisville, Texas, Independent School District, Capital Appreciation
	and School Building, GO, Refunding, 4.67%,
	8/15/24 (a)(c)	5,315	2,222,255
	North Texas Tollway Authority, System Revenue Refunding Bonds,
	5.75%, 1/01/40 (f)	23,050	24,406,723
	North Texas Tollway Authority, System Revenue Refunding Bonds,
	First Tier, Series A, 6%, 1/01/25	750	806,527
	San Antonio, Texas, Water System Revenue Refunding Bonds,
	5.125%, 5/15/29 (a)	9,350	9,435,740
	San Antonio, Texas, Water System Revenue Refunding Bonds,
	5.125%, 5/15/34 (a)	10,000	10,066,000
	Texas State Turnpike Authority, Central Texas Turnpike System
	Revenue Bonds, First Tier, Series A, 5%, 8/15/42 (d)	30,145	29,719,654
	Tyler, Texas, Health Facilities Development Corporation, Hospital
	Revenue Bonds (Mother Frances Hospital Regional Health Care
	Center), 6%, 7/01/12 (e)	3,000	3,335,040
			108,697,153
Virginia - 2.0%	Chesterfield County, Virginia, IDA, PCR (Virginia Electric and Power
	Company), Series A, 5.875%, 6/01/17	3,000	3,176,640

BlackRock Insured Municipal Income Trust
Schedule of Investments May 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
	Chesterfield County, Virginia, IDA, PCR, Refunding (Virginia Electric
	and Power Company), Series B, 5.875%, 6/01/17	$4,000	$4,249,000
			7,425,640
Washington - 8.3%	Central Washington University, System Revenue Bonds, 5%, 5/01/34
	(a)	9,610	9,499,485
	Chelan County, Washington, Public Utility District Number 001,
	Consolidated Revenue Bonds (Chelan Hydro System), AMT, Series C,
	5.125%, 7/01/33 (d)	3,655	3,715,125
	Port of Seattle, Washington, Revenue Bonds, Series A,
	5%, 4/01/31 (a)	4,500	4,546,485
	Washington State, GO, Series 02-A, 5%, 7/01/25 (b)	6,380	6,595,261
	Washington State Health Care Facilities Authority Revenue Bonds
	(MultiCare Health System), Series C, 5.50%, 8/15/43 (g)	7,000	7,211,120
			31,567,476
West Virginia - 0.3%	West Virginia EDA, Lease Revenue Bonds (Correctional, Juvenile and
	Public Safety Facilities), Series A, 5%, 6/01/29 (f)	1,295	1,311,058
Puerto Rico - 0.3%	Puerto Rico Commonwealth Aqueduct and Sewer Authority, Senior
	Lien Revenue Bonds, Series A, 6%, 7/01/44 (h)	1,080	1,154,963
	Total Municipal Bonds
	(Cost - $465,740,991) - 126.4%		477,416,071
	Municipal Bonds Transferred to
	Tender Option Bond Trusts (i)
California - 8.0%	San Diego County, California, Water Authority Revenue
	Refunding Bonds, COP, Series 2008 A, 5%, 5/01/33 (b)	4,875	5,020,909
	San Francisco, California, City and County Public Utilities
	Commission, Water Revenue Refunding Bonds, Series A,
	5%, 11/01/31 (b)	15,000	15,215,700
	University of California Revenue Bonds (Multi-Purpose Projects),
	Series C, 4.75%, 5/15/37	10,000	9,860,400
			30,097,009
Florida - 1.3%	Duval County, Florida, School Board COP, 5%, 7/01/33 (b)	2,800	2,804,034
	Jacksonville, Florida, Health Facilities Authority, Hospital Revenue
	Bonds (Baptist Medical Center Project), 5%, 8/15/37 (b)	1,995	2,006,551
			4,810,585
Illinois - 6.5%	Metropolitan Pier & Exposition Authority, Illinois, Dedicated State
	Tax Revenue Refunding Bonds (McCormick Place Expansion
	Project), Series A, 5%, 12/15/28 (f)	24,010	24,534,028
Louisiana - 2.6%	Louisiana State, Gas and Fuels Tax Revenue Bonds,
	Series A, 4.75%, 5/01/39 (b)	9,950	9,854,082
Massachusetts - 3.5%	Massachusetts State School Building Authority, Dedicated
	Sales Tax Revenue Bonds, Series A, 5%, 8/15/30 (b)	13,000	13,347,230
Michigan - 0.9%	Detroit, Michigan, Sewage Disposal System Revenue Bonds
	(Second Lien), Series E, 5.75%, 7/01/31 (a)	3,000	3,324,330
New York - 3.2%	Erie County, New York, IDA, School Facility Revenue Bonds
	(City of Buffalo Project), Series A, 5.75%, 5/01/28 (b)	4,500	4,954,455
	Metropolitan Transportation Authority, New York, Revenue Bonds,
	Series A, 5%, 11/15/31 (f)	7,000	7,204,120
			12,158,575

BlackRock Insured Municipal Income Trust
Schedule of Investments May 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
	Total Municipal Bonds Transferred to	Par
State	Tender Option Bond Trusts (i)	(000)	Value
Texas - 2.6%	Northside Texas, Independent School District, GO,
	5.125%, 6/15/29	$9,500	$9,776,925
Utah - 1.4%	Utah Transit Authority, Sales Tax Revenue Bonds,
	Series A, 5%, 6/15/36 (b)	5,000	5,165,560
Washington - 1.4%	Central Puget Sound Regional Transportation Authority,
	Washington, Sales and Use Tax Revenue Bonds, Series A,
	5%, 11/01/32 (b)	3,500	3,603,215
	King County, Washington, Sewer Revenue Refunding Bonds, 5%,
	1/01/36 (b)	2,200	2,252,363
			5,855,578
	Total Municipal Bonds Transferred to Tender Option Bond Trusts
	(Cost - $117,346,461) - 31.4%		118,923,902
	Short-Term Securities	Shares
	Merrill Lynch Institutional Tax-Exempt Fund, 1.71% (j)(k)	84,500,000	84,500,000
	Total Short-Term Securities
	(Cost - $84,500,000) - 22.4%		84,500,000
	Total Investments (Cost - $667,587,452*) - 180.2%		680,839,973
	Other Assets Less Liabilities - 1.3%		5,084,498
	Liability for Trust Certificates,
	Including Interest Expense and Fees Payable - (20.9%)		(79,042,154)
	Preferred Shares, at Redemption Value - (60.6%)		(229,093,618)
	Net Assets Applicable to Common Shares - 100.0%		$377,788,699

*	The cost and unrealized appreciation (depreciation) of investments as of May 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$589,886,317
Gross unrealized appreciation	$18,950,806
Gross unrealized depreciation	(6,987,150)
Net unrealized appreciation	$11,963,656

(a)	FGIC Insured.

(b)	FSA Insured.

(c)	Represents a zero coupon bond or step bond. Rate shown reflects the effective yield at the time of purchase.

(d)	AMBAC Insured.

(e)	U.S. government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(f)	MBIA Insured.

(g)	Assured Guarantee Insured.

(h)	Radian Insured.

(i)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(j)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Dividend Income
Merrill Lynch Institutional Tax-Exempt Fund	82,200,000	$216,964

BlackRock Insured Municipal Income Trust
Schedule of Investments May 31, 2008 (Unaudited)

(k)	Represents the current yield as of report date.

•	Forward interest rate swaps as of May 31, 2008 were as follows:

	Notional
	Amount	Unrealized
	(000)	Appreciation
Pay a fixed rate of 3.77% and receive a floating
rate based on 1-week Securities Industry and
Financial Markets Association (SIFMA) Municipal
Swap Index rate
Broker, JPMorgan Chase
Expires July 2028	$15,000	$76,365

Pay a fixed rate of 3.67% and receive a floating
rate based on 1-week Securities Industry and
Financial Markets Association (SIFMA) Municipal
Swap Index rate
Broker, Citibank NA
Expires August 2028	$20,000	378,120

Pay a fixed rate of 3.841% and receive a floating
rate based on 1-week Securities Industry and
Financial Markets Association (SIFMA) Municipal
Swap Index rate
Broker, Citibank NA
Expires June 2038	$16,500	126,423
Total		$580,908

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a- 3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Insured Municipal Income Trust

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Insured Municipal Income Trust

Date:	July 18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Insured Municipal Income Trust

Date:	July 18, 2008

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Insured Municipal Income Trust

Date:	July 18, 2008